S000003464 [Member] Annual Fund Operating Expenses - Sit Small Cap Growth Fund - Sit Small Cap Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Expenses (as a percentage of Assets)	1.50%